UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21478
Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2017 – February 28, 2018
Item 1: Reports to Shareholders

Vanguard® CMT Funds

February 28, 2018

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

		August 31, 2017- February 28, 2018

	Vanguard	Peer Group	7-Day SEC
	Fund	Average[1]	Yield[2]:
Vanguard CMT Funds			2/28/2018
Total Returns
Market Liquidity	0.65%	0.52%	1.60%
Municipal Cash Management	0.50	0.30	1.11

1 Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market
Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a
Thomson Reuters Company.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Expense Ratios[1]:
Your Fund compared with its Peer Group

	Fund	Peer Group
	Expense	Average[2]
Vanguard CMT Funds	Ratio

Market Liquidity	0.005%	0.32%
Municipal Cash Management	0.01	0.41

1 The expense ratios shown are from the prospectuses dated December 22, 2017 and represent estimated costs for the current fiscal year. The annualized expense ratios for six months ended
February 28, 2018 were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash
Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc., a
Thomson Reuters Company, and captures information through year-end 2017.

2 Peer Groups: Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money
Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a
Thomson Reuters Company.

FUND PROFILES

As of 2/28/2018

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

7-Day SEC Yield	1.60%
Average Weighted Maturity	36 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	29.4%
Commercial Paper	35.3
Repurchase Agreements	0.5
U.S. Government and Agency Obligations	33.3
Taxable Municipal Bonds	0.0
Other Notes	1.5

1The expense ratio shown is from the prospectus dated December 22, 2017, and represents estimated costs for the current fiscal year. The annualized expense ratio for the six months ended
February 28, 2018 was 0.005%.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	1.11%

Average Weighted Maturity	14 days

Expense Ratio[1]	0.01%

Largest State Concentrations[2]
New York	17.7%
Pennsylvania	7.0
Texas	7.0
Ohio	5.5
Multiple States	5.4
Colorado	4.5
Missouri	4.3
Illinois	4.3
Florida	4.1
New Jersey	4.1
Top Ten	63.9%

1The expense ratio shown is from the prospectus dated December 22, 2017, and represents estimated costs for the current fiscal year. The annualized expense ratio for the six months ended
February 28, 2018 was 0.01%.

2Percentages of total net assets

Performance Summary

Average Annual Total Returns for periods ended December 31, 2017

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Ten Years

Market Liquidity	7/19/2004	1.11%	0.42%	0.57%
Municipal Cash Management	7/19/2004	0.82	0.28	0.44

Market Liquidity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (33.8%)
2	Federal Home Loan Bank Discount Notes	1.321%–1.37%	3/2/18	260,697	260,687
2	Federal Home Loan Bank Discount Notes	1.322%	3/6/18	70,350	70,337
2	Federal Home Loan Bank Discount Notes	1.322%–1.341%	3/7/18	777,568	777,397
2	Federal Home Loan Bank Discount Notes	1.330%	3/8/18	45,203	45,191
2	Federal Home Loan Bank Discount Notes	1.322%–1.361%	3/9/18	148,760	148,715
2	Federal Home Loan Bank Discount Notes	1.322%–1.353%	3/12/18	993,900	993,492
2	Federal Home Loan Bank Discount Notes	1.322%	3/13/18	38,000	37,983
2	Federal Home Loan Bank Discount Notes	1.351%–1.353%	3/14/18	537,900	537,636
2	Federal Home Loan Bank Discount Notes	1.351%–1.406%	3/16/18	947,000	946,470
2	Federal Home Loan Bank Discount Notes	1.322%	3/19/18	439,000	438,706
2	Federal Home Loan Bank Discount Notes	1.401%	3/20/18	230,000	229,837
2	Federal Home Loan Bank Discount Notes	1.401%	3/21/18	132,000	131,901
2	Federal Home Loan Bank Discount Notes	1.322%	3/22/18	400,000	399,684
2	Federal Home Loan Bank Discount Notes	1.353%	3/29/18	500,000	499,475
2	Federal Home Loan Bank Discount Notes	1.557%	4/2/18	26,000	25,966
2	Federal Home Loan Bank Discount Notes	1.532%	4/5/18	568,033	567,232
2	Federal Home Loan Bank Discount Notes	1.438%	4/6/18	42,414	42,352
2	Federal Home Loan Bank Discount Notes	1.604%	4/18/18	100,000	99,805
	United States Treasury Bill	1.565%	4/12/18	500,000	499,120
	United States Treasury Bill	1.268%	5/3/18	1,000,000	997,320
	United States Treasury Bill	1.309%	5/10/18	1,500,000	1,495,440
	United States Treasury Bill	1.369%–1.576%	5/17/18	2,112,875	2,105,755
	United States Treasury Bill	1.425%	5/24/18	1,500,000	1,494,360
	United States Treasury Bill	1.445%–1.652%	5/31/18	1,750,000	1,742,772
	United States Treasury Bill	1.461%	6/7/18	375,000	373,350
	United States Treasury Bill	1.471%	6/14/18	577,000	574,248
	United States Treasury Bill	1.588%	7/12/18	750,000	745,245
	United States Treasury Bill	1.613%	7/19/18	1,000,000	993,190
	United States Treasury Bill	1.628%	7/26/18	750,000	744,622
	United States Treasury Bill	1.837%	8/23/18	653,850	648,162
3	United States Treasury Floating Rate Note	1.822%	10/31/18	500,000	500,690
Total U.S. Government and Agency Obligations (Cost $19,171,202)					19,167,140

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Commercial Paper (35.7%)
Bank Holding Company (0.3%)
4	ABN Amro Funding USA LLC	1.728%	3/26/18	18,500	18,481
4	ABN Amro Funding USA LLC	1.973%	6/12/18	70,500	70,090
4	ABN Amro Funding USA LLC	2.044%	6/20/18	100,000	99,374
					187,945
Finance—Other (0.3%)
	GE Capital Treasury Services US LLC	1.339%	3/13/18	18,500	18,492
	GE Capital Treasury Services US LLC	1.398%	3/14/18	100,000	99,951
	GE Capital Treasury Services US LLC	1.400%	4/3/18	38,000	37,949
	GE Capital Treasury Services US LLC	1.471%	4/19/18	19,000	18,960
					175,352
Foreign Banks (30.7%)
[4,5]	Australia & New Zealand Banking Group Ltd.	1.716%	3/21/18	92,500	92,497
[4,5]	Australia & New Zealand Banking Group Ltd.	1.706%	3/22/18	67,250	67,247
[4,5]	Australia & New Zealand Banking Group Ltd.	1.746%	6/21/18	92,500	92,488
[4,5]	Australia & New Zealand Banking Group Ltd.	1.771%	7/26/18	37,000	36,991
[4,5]	Australia & New Zealand Banking Group Ltd.	1.740%	8/2/18	62,000	61,985
[4,5]	Australia & New Zealand Banking Group Ltd.	1.757%	8/14/18	7,000	6,999
[4,5]	Australia & New Zealand Banking Group Ltd.	1.791%	8/24/18	25,000	24,994
[4,5]	Australia & New Zealand Banking Group Ltd.	1.750%	9/6/18	250,000	249,985
[4,5]	Australia & New Zealand Banking Group Ltd.	1.796%	9/24/18	89,000	88,964
[4,5]	Australia & New Zealand Banking Group Ltd.	1.838%	12/14/18	250,000	249,972
4	Bank Nederlandse Gemeenten NV	1.475%–1.48%	3/1/18	258,750	258,740
4	Bank Nederlandse Gemeenten NV	1.470%	3/6/18	732,000	731,883
4	Bank Nederlandse Gemeenten NV	1.470%–1.48%	3/7/18	336,500	336,399
4	Bank of Nova Scotia	1.400%	3/12/18	167,000	166,913
4	Bank of Nova Scotia	1.768%	3/20/18	200,000	199,814
[4,5]	Bank of Nova Scotia	1.733%	4/13/18	172,000	172,002
4	Bank of Nova Scotia	1.511%	4/23/18	150,000	149,594
[4,5]	Bank of Nova Scotia	1.699%	5/3/18	300,000	299,973
[4,5]	Bank of Nova Scotia	1.744%	6/18/18	225,000	224,957
[4,5]	Bank of Nova Scotia	1.826%	9/21/18	30,000	29,996
4	BPCE SA	1.440%	3/7/18	850,000	849,830
[4,5]	Canadian Imperial Bank of Commerce	1.711%	3/12/18	185,000	185,000
[4,5]	Canadian Imperial Bank of Commerce	1.729%	5/8/18	70,000	69,998
[4,5]	Canadian Imperial Bank of Commerce	1.751%	7/11/18	150,000	149,975
[4,5]	Canadian Imperial Bank of Commerce	1.784%	8/20/18	170,000	169,969
[4,5]	Commonwealth Bank of Australia	1.781%	5/11/18	50,000	50,007
[4,5]	Commonwealth Bank of Australia	1.781%	5/11/18	163,000	163,021
[4,5]	Commonwealth Bank of Australia	1.794%	5/18/18	50,000	50,006
[4,5]	Commonwealth Bank of Australia	1.763%	7/23/18	75,000	74,997
[4,5]	Commonwealth Bank of Australia	1.838%	8/30/18	70,000	70,006
[4,5]	Commonwealth Bank of Australia	1.773%	9/13/18	200,000	200,016
[4,5]	Commonwealth Bank of Australia	1.780%	11/2/18	115,000	114,991
	Credit Agricole Corporate & Investment Bank
	(New York Branch)	1.330%	3/1/18	1,133,000	1,132,955
	Credit Suisse AG (New York Branch)	2.040%	5/17/18	250,000	248,922
4	Danske Corp.	1.709%	4/9/18	84,800	84,647
4	Danske Corp.	1.709%	4/10/18	100,000	99,814
[4,5]	DNB Bank ASA	1.688%	3/15/18	94,000	93,999
4	DNB Bank ASA	1.410%	3/16/18	95,000	94,944
4	DNB Bank ASA	1.456%	4/2/18	45,000	44,938

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[4,5]	HSBC Bank plc	1.920%	3/19/18	87,750	87,756
[4,5]	HSBC Bank plc	1.851%	4/24/18	64,000	64,010
[4,5]	HSBC Bank plc	1.851%	4/25/18	36,500	36,506
[4,5]	HSBC Bank plc	1.821%	10/24/18	76,000	76,013
[4,5]	HSBC Bank plc	1.821%	10/25/18	38,000	38,006
[4,5]	HSBC Bank plc	1.779%	11/5/18	56,750	56,760
[4,5]	HSBC Bank plc	1.841%	11/26/18	75,000	75,012
[4,5]	HSBC Bank plc	1.881%	1/25/19	205,750	205,773
4	National Australia Bank Ltd.	1.330%–1.37%	3/1/18	587,000	586,977
[4,5]	National Australia Bank Ltd.	1.719%	5/4/18	250,000	250,007
[4,5]	National Australia Bank Ltd.	1.798%	5/30/18	225,000	225,007
[4,5]	National Australia Bank Ltd.	1.798%	5/31/18	88,250	88,253
[4,5]	National Australia Bank Ltd.	1.744%	7/18/18	300,000	299,988
[4,5]	National Australia Bank Ltd.	1.798%	7/30/18	250,000	249,975
	Natixis (New York Branch)	1.370%	3/1/18	188,000	187,992
	Natixis (New York Branch)	1.440%	3/6/18	119,000	118,980
4	Nederlandse Waterschapsbank NV	1.475%	3/2/18	185,000	184,993
4	Nederlandse Waterschapsbank NV	1.470%	3/5/18	457,000	456,945
4	Nederlandse Waterschapsbank NV	1.470%	3/6/18	225,000	224,964
4	Nederlandse Waterschapsbank NV	1.470%–1.475%	3/7/18	995,000	994,711
4	Nordea Bank AB	1.395%	3/1/18	110,000	109,996
4	Nordea Bank AB	1.395%	3/12/18	245,000	244,895
4	Nordea Bank AB	1.400%	3/16/18	13,782	13,774
4	Nordea Bank AB	1.476%	4/16/18	148,000	147,694
4	Nordea Bank AB	1.913%	7/17/18	300,000	297,729
4	NRW.BANK	1.475%	3/5/18	150,000	149,980
4	NRW.BANK	1.465%	3/7/18	670,000	669,859
4	Societe Generale SA	1.380%	3/1/18	200,000	199,992
4	Societe Generale SA	1.430%	3/5/18	117,000	116,986
	Swedbank AB	1.400%	3/1/18	70,000	69,997
	Swedbank AB	1.395%	3/5/18	60,000	59,992
	Swedbank AB	1.459%	3/15/18	127,000	126,929
	Swedbank AB	1.459%	3/16/18	180,000	179,890
	Swedbank AB	1.430%	3/27/18	191,000	190,786
	Swedbank AB	1.582%	5/3/18	204,800	204,159
	Swedbank AB	1.593%	5/16/18	100,000	99,621
	Swedbank AB	2.194%	8/20/18	99,500	98,488
	Swedbank AB	2.194%	8/21/18	98,500	97,492
	Swedbank AB	2.225%	8/27/18	53,000	52,423
[4,5]	Toronto Dominion Bank	1.739%	6/5/18	150,000	149,986
[4,5]	Toronto Dominion Bank	1.848%	8/28/18	300,000	300,042
[4,5]	Toronto Dominion Bank	1.778%	9/14/18	115,000	114,991
[4,5]	Toronto Dominion Bank	1.770%	10/2/18	125,000	124,975
[4,5]	Toronto Dominion Bank	1.841%	11/27/18	200,000	200,002
[4,5]	Toronto Dominion Bank	1.809%	12/5/18	150,000	149,976
[4,5]	Westpac Banking Corp.	1.915%	3/1/18	100,000	100,000
[4,5]	Westpac Banking Corp.	1.901%	3/12/18	147,000	147,006
[4,5]	Westpac Banking Corp.	1.801%	5/25/18	185,000	185,017
[4,5]	Westpac Banking Corp.	1.748%	6/15/18	100,000	99,991
[4,5]	Westpac Banking Corp.	1.791%	7/27/18	250,000	249,965
[4,5]	Westpac Banking Corp.	1.784%	8/20/18	150,000	149,980
[4,5]	Westpac Banking Corp.	1.838%	8/31/18	100,000	99,988
[4,5]	Westpac Banking Corp.	1.784%	9/20/18	247,000	246,948
					17,448,605

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Foreign Governments (1.6%)
4	CDP Financial Inc.	1.430%	3/1/18	12,750	12,750
4	CDP Financial Inc.	1.471%–1.501%	4/3/18	70,000	69,895
4	CDP Financial Inc.	1.512%–1.532%	4/20/18	16,900	16,859
4	CDP Financial Inc.	1.542%	4/30/18	25,500	25,426
4	CDP Financial Inc.	1.674%	6/6/18	6,750	6,717
4	CDP Financial Inc.	1.817%	6/18/18	50,000	49,717
4	CDP Financial Inc.	1.878%	7/13/18	24,000	23,834
4	CDP Financial Inc.	1.878%	7/16/18	39,750	39,469
4	CDP Financial Inc.	2.180%	8/1/18	13,250	13,139
6	CPPIB Capital Inc.	1.450%	3/5/18	200,000	199,976
	Export Development Canada	2.079%	8/1/18	50,000	49,561
	Export Development Canada	2.079%	8/2/18	50,000	49,558
6	Ontario Teachers' Finance Trust	1.451%	4/10/18	13,250	13,224
6	Ontario Teachers' Finance Trust	1.493%	4/30/18	3,750	3,739
6	Ontario Teachers' Finance Trust	1.504%	5/9/18	8,750	8,720
6	Ontario Teachers' Finance Trust	1.899%	7/6/18	16,250	16,141
6	Ontario Teachers' Finance Trust	1.760%	8/2/18	15,000	14,877
6	Ontario Teachers' Finance Trust	2.258%	9/18/18	18,500	18,289
4	Province of Alberta	1.620%	3/5/18	108,000	107,986
[5,6]	PSP Capital Inc.	1.674%	4/20/18	65,750	65,747
[5,6]	PSP Capital Inc.	1.801%	10/26/18	76,000	76,037
					881,661
Foreign Industrial (0.8%)
4	Nestle Capital Corp.	1.694%	6/11/18	37,250	37,056
4	Nestle Capital Corp.	1.694%	6/12/18	37,250	37,054
4	Nestle Capital Corp.	1.694%	6/13/18	37,250	37,052
4	Nestle Capital Corp.	1.979%	8/10/18	105,750	104,828
	Nestle Finance International Ltd.	1.430%	3/1/18	60,000	59,998
4	Roche Holdings Inc.	1.440%	3/5/18	50,000	49,993
4	Roche Holdings Inc.	1.440%	3/7/18	50,000	49,989
4	Siemens Capital Co. LLC	1.445%	3/6/18	55,000	54,991
	Toyota Credit Canada Inc.	1.609%	3/27/18	19,000	18,977
	Toyota Credit Canada Inc.	1.609%	3/29/18	19,000	18,976
					468,914
Industrial (2.0%)
	Exxon Mobil Corp.	1.440%	3/2/18	350,000	349,986
	Exxon Mobil Corp.	1.450%	3/5/18	119,000	118,986
5	General Electric Co.	1.718%	3/29/18	173,750	173,746
5	General Electric Co.	1.718%	3/29/18	19,250	19,250
4	Johnson & Johnson	1.370%–1.44%	3/1/18	128,600	128,595
4	Novartis Finance Corp.	1.501%	3/6/18	13,000	12,998
4	Novartis Finance Corp.	1.501%	3/7/18	120,000	119,974
4	The Coca-Cola Co.	1.644%	6/6/18	28,250	28,114
4	The Coca-Cola Co.	1.644%	6/7/18	94,000	93,542
4	The Coca-Cola Co.	1.644%	6/8/18	47,000	46,765
4	The Coca-Cola Co.	1.644%	6/11/18	18,750	18,653
4	The Coca-Cola Co.	1.644%	6/12/18	18,750	18,652
					1,129,261
Total Commercial Paper (Cost $20,292,469)					20,291,738
Certificates of Deposit (29.8%)
Domestic Banks (8.2%)
	Citibank NA	1.800%	5/24/18	300,000	299,841

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Citibank NA	1.810%	6/18/18	53,000	52,955
Citibank NA	1.860%	7/9/18	125,000	124,870
Citibank NA	1.860%	7/10/18	125,000	124,869
5 Citibank NA	1.754%	7/18/18	300,000	299,967
5 Citibank NA	1.575%	8/2/18	150,000	149,982
5 HSBC Bank USA NA	1.940%	3/2/18	32,000	32,000
5 HSBC Bank USA NA	1.940%	3/6/18	47,750	47,750
5 HSBC Bank USA NA	1.889%	4/3/18	69,000	69,012
5 HSBC Bank USA NA	1.874%	4/19/18	36,500	36,504
5 HSBC Bank USA NA	1.819%	5/3/18	174,000	174,028
5 HSBC Bank USA NA	1.769%	6/5/18	98,500	98,502
5 HSBC Bank USA NA	1.788%	8/16/18	26,200	26,199
5 HSBC Bank USA NA	1.775%	8/31/18	140,500	140,503
5 HSBC Bank USA NA	1.770%	10/2/18	95,500	95,507
5 HSBC Bank USA NA	1.788%	10/16/18	55,000	55,003
5 HSBC Bank USA NA	1.780%	11/2/18	47,275	47,242
5 HSBC Bank USA NA	1.841%	11/23/18	52,000	52,004
5 HSBC Bank USA NA	1.851%	11/27/18	19,000	19,002
5 State Street Bank & Trust Co.	1.731%	4/26/18	762,500	762,462
5 State Street Bank & Trust Co.	1.699%	5/8/18	250,000	249,987
5 Wells Fargo Bank NA	1.689%	3/8/18	250,000	249,995
5 Wells Fargo Bank NA	1.706%	3/22/18	197,500	197,490
5 Wells Fargo Bank NA	1.690%	4/3/18	200,000	200,004
5 Wells Fargo Bank NA	1.690%	4/6/18	200,000	199,992
5 Wells Fargo Bank NA	1.685%	5/1/18	300,000	299,955
5 Wells Fargo Bank NA	1.711%	5/10/18	150,000	149,996
5 Wells Fargo Bank NA	1.751%	7/11/18	250,000	249,968
5 Wells Fargo Bank NA	1.821%	8/1/18	150,000	149,990
				4,655,579
Yankee Certificates of Deposit (21.6%)
5 Bank of Montreal (Chicago Branch)	1.710%	3/2/18	90,000	90,000
5 Bank of Montreal (Chicago Branch)	1.724%	3/20/18	120,000	119,994
5 Bank of Montreal (Chicago Branch)	1.733%	4/13/18	300,000	299,997
5 Bank of Montreal (Chicago Branch)	1.738%	4/16/18	100,000	99,998
5 Bank of Montreal (Chicago Branch)	1.725%	6/1/18	300,000	299,952
5 Bank of Montreal (Chicago Branch)	1.808%	6/29/18	200,000	199,964
5 Bank of Montreal (Chicago Branch)	1.781%	9/12/18	90,000	89,978
5 Bank of Montreal (Chicago Branch)	1.836%	9/21/18	195,000	194,971
5 Bank of Montreal (Chicago Branch)	1.853%	9/24/18	65,000	65,008
5 Bank of Nova Scotia (Houston Branch)	1.794%	7/17/18	150,000	149,989
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.711%	3/12/18	95,000	94,998
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.738%	4/16/18	100,000	99,998
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.798%	6/28/18	245,500	245,473
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.751%	7/12/18	250,000	249,975
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.826%	9/20/18	150,000	149,987
5 Commonwealth Bank of Australia (New York
Branch)	1.879%	4/3/18	150,000	150,018
5 Commonwealth Bank of Australia (New York
Branch)	1.811%	9/26/18	98,000	97,975

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
5 Commonwealth Bank of Australia (New York
Branch)	1.858%	11/29/18	75,000	74,971
Credit Industriel et Commercial (New York
Branch)	1.430%	3/6/18	129,000	129,000
Credit Suisse AG (New York Branch)	1.650%	3/16/18	150,000	150,009
Credit Suisse AG (New York Branch)	1.660%	3/19/18	100,000	100,004
Credit Suisse AG (New York Branch)	2.070%	5/29/18	300,000	299,010
5 DNB Bank ASA (New York Branch)	1.706%	3/22/18	240,000	239,993
5 DNB Bank ASA (New York Branch)	1.700%	5/7/18	300,000	299,997
5 DNB Bank ASA (New York Branch)	1.731%	7/12/18	200,000	199,988
5 DNB Bank ASA (New York Branch)	1.781%	7/26/18	300,000	299,979
KBC Bank NV (New York Branch)	1.450%	3/2/18	1,105,000	1,105,000
KBC Bank NV (New York Branch)	1.450%	3/6/18	44,000	44,000
Nordea Bank AB (New York Branch)	1.420%	3/5/18	450,000	450,000
Nordea Bank AB (New York Branch)	1.490%	4/23/18	200,000	199,914
Nordea Bank AB (New York Branch)	1.590%	5/14/18	38,500	38,466
Nordea Bank AB (New York Branch)	1.590%	5/17/18	39,400	39,363
5 Royal Bank of Canada (New York Branch)	1.705%	3/1/18	225,000	225,000
5 Royal Bank of Canada (New York Branch)	1.930%	3/7/18	48,000	48,001
5 Royal Bank of Canada (New York Branch)	1.718%	3/16/18	50,000	49,999
5 Royal Bank of Canada (New York Branch)	1.914%	3/20/18	70,380	70,384
5 Royal Bank of Canada (New York Branch)	1.723%	4/13/18	300,000	299,991
5 Royal Bank of Canada (New York Branch)	1.834%	4/19/18	75,000	75,008
5 Royal Bank of Canada (New York Branch)	1.738%	6/15/18	149,000	148,991
5 Royal Bank of Canada (New York Branch)	1.751%	7/11/18	200,000	199,930
5 Royal Bank of Canada (New York Branch)	1.753%	7/13/18	150,000	149,979
5 Royal Bank of Canada (New York Branch)	1.828%	7/30/18	130,000	129,949
5 Royal Bank of Canada (New York Branch)	1.918%	8/28/18	250,000	250,000
5 Royal Bank of Canada (New York Branch)	1.853%	9/24/18	250,000	249,960
Skandinaviska Enskilda Banken AB (New York
Branch)	1.420%	3/5/18	450,000	450,000
Skandinaviska Enskilda Banken AB (New York
Branch)	1.420%	3/6/18	786,000	786,000
Skandinaviska Enskilda Banken AB (New York
Branch)	1.380%	3/14/18	200,000	199,992
5 Svenska HandelsBanken AB (New York Branch)	1.798%	4/30/18	75,000	75,005
5 Svenska HandelsBanken AB (New York Branch)	1.734%	6/18/18	200,000	200,002
5 Svenska HandelsBanken AB (New York Branch)	1.720%	8/6/18	350,000	349,919
5 Svenska HandelsBanken AB (New York Branch)	1.739%	9/4/18	150,000	149,952
5 Svenska HandelsBanken AB (New York Branch)	1.755%	9/4/18	300,000	299,907
5 Svenska HandelsBanken AB (New York Branch)	1.824%	11/19/18	300,000	299,967
5 Swedbank AB (New York Branch)	1.680%	5/2/18	175,000	174,977
5 Swedbank AB (New York Branch)	1.731%	7/11/18	100,000	99,990
5 Swedbank AB (New York Branch)	1.781%	7/25/18	350,000	349,975
5 Toronto Dominion Bank (New York Branch)	1.914%	3/20/18	300,000	300,021
5 Toronto Dominion Bank (New York Branch)	1.767%	6/15/18	75,000	75,005
5 Westpac Banking Corp. (New York Branch)	1.866%	2/21/19	200,000	199,972
				12,275,845
Total Certificates of Deposit (Cost $16,933,982)				16,931,424
Other Notes (1.5%)
5 Bank of America NA	1.690%	3/7/18	70,250	70,252
5 Bank of America NA	1.689%	4/3/18	95,250	95,244
5 Bank of America NA	1.699%	4/3/18	40,000	39,998

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
5	Bank of America NA	1.699%	4/5/18	40,000	39,998
5	Bank of America NA	1.689%	4/9/18	138,250	138,240
5	Bank of America NA	1.691%	4/11/18	94,750	94,743
5	Bank of America NA	1.700%	5/2/18	93,500	93,532
5	Bank of America NA	1.708%	5/14/18	98,700	98,671
5	Bank of America NA	1.718%	5/16/18	93,500	93,542
5	Bank of America NA	1.826%	9/10/18	91,000	91,000
Total Other Notes (Cost $855,200)					855,220
Repurchase Agreements (0.5%)
	JP Morgan Securities LLC
	(Dated 2/28/18, Repurchase Value
	$266,010,000, collateralized by U.S. Treasury
	Note/Bond 1.375%-2.250%, 9/30/23-8/15/27;
	with a value of $271,545,000)
	(Cost $266,000)	1.320%	3/1/18	266,000	266,000
Taxable Municipal Bonds (0.0%)
7	Greene County GA Development Authority
	Revenue VRDO	1.600%	3/7/18	3,750	3,750
7	New York State Housing Finance Agency
	Housing Revenue VRDO	1.580%	3/7/18	12,900	12,900
Total Taxable Municipal Bonds (Cost $16,650)					16,650
Total Investments (101.3%) (Cost $57,535,503)					57,528,172
Start of Breakout Items
Other Assets and Liabilities (-1.3%)
Other Assets
Receivables for Accrued Income					19,787
Other Assets					617
Total Other Assets					20,404
Liabilities
Payables for Investment Securities Purchased					(746,881)
Payables to Vanguard					(117)
Total Liabilities					(746,998)
End of Breakout Items
Net Assets (100%)
Applicable to 568,053,826 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					56,801,578

Net Asset Value Per Share					$99.99

At February 28, 2018, net assets consisted of:

					Amount
					($000)
Paid-in Capital					56,807,795
Overdistributed Net Investment Income					(357)
Accumulated Net Realized Gains					1,471
Unrealized Appreciation (Depreciation)					(7,331)

Net Assets					56,801,578
• See Note A in Notes to Financial Statements.

Market Liquidity Fund

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 28, 2018, the aggregate value of these securities was $15,971,972,000, representing 28.1% of net assets.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $416,750,000, representing 0.7% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
VRDO--Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 28, 2018
($000)
Investment Income
Income
Interest	395,669
Total Income	395,669
Expenses
The Vanguard Group—Note B
Management and Administrative	1,441
Custodian Fees	13
Total Expenses	1,454
Expenses Paid Indirectly	(13)
Net Expenses	1,441
Net Investment Income	394,228
Realized Net Gain (Loss) on Investment Securities Sold	(270)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(14,894)
Net Increase (Decrease) in Net Assets Resulting from Operations	379,064

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	394,228	477,402
Realized Net Gain (Loss)	(270)	418
Change in Unrealized Appreciation (Depreciation)	(14,894)	6,240
Net Increase (Decrease) in Net Assets Resulting from Operations	379,064	484,060
Distributions
Net Investment Income	(394,613)	(477,376)
Realized Capital Gain	—	—
Total Distributions	(394,613)	(477,376)
Capital Share Transactions
Issued	294,844,924	587,560,701
Issued in Lieu of Cash Distributions	394,613	477,242
Redeemed	(291,292,560)	(578,857,679)
Net Increase (Decrease) from Capital Share Transactions	3,946,977	9,180,264
Total Increase (Decrease)	3,931,428	9,186,948
Net Assets
Beginning of Period	52,870,150	43,683,202
End of Period[1]	56,801,578	52,870,150
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($357,000) and $28,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2018	2017	2016[1]	2015[1]	2014[1]	2013[1]
Net Asset Value, Beginning of
Period	$100.02	$100.01	$100.00	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	.681	.919	.421	.100	.100	.100
Net Realized and Unrealized Gain
(Loss) on Investments	(.030)	.010	.010	—	—	—
Total from Investment Operations	.651	.929	.431	.100	.100	.100
Distributions
Dividends from Net Investment
Income	(.681)	(.919)	(.421)	(.100)	(.100)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.681)	(.919)	(.421)	(.100)	(.100)	(.100)
Net Asset Value, End of Period	$99.99	$100.02	$100.01	$100.00	$100.00	$100.00

Total Return	0.65%	0.93%	0.43%	0.13%	0.12%	0.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56,802	$52,870	$43,683	$47,040	$37,202	$28,103
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	1.37%	0.93%	0.42%	0.13%	0.12%	0.15%
The expense ratio and net investment income ratio for the current period have been annualized.
1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations to enhance the stability and resilience of all money market funds, and the compliance dates for these amendments range from July 2015 to October 2016. The board of trustees, in accordance with the best interest of the shareholders, approved a number of changes in response to these amendments, and has designated the fund as an institutional money market fund. As a result, the fund is required to transact at a market-based net asset value per share (NAV) calculated to four decimal places or an equivalent value. In addition, the fund is subject to liquidity fees and redemption gates (temporary suspension of redemptions) in certain circumstances. The fund began transacting at a market-based NAV as of the close of business on August 12, 2016, and simultaneously underwent a 1-for-100 reverse share split whereby each shareholder of record received 1 share for every 100 shares held on that date.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2014-2017), and for the period ended February 28, 2018, and has concluded that no provision for federal income tax is required in the fund's financial statements.

Market Liquidity Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. The funds custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2018, custodian fee offset arrangements reduced the funds expenses by $13,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Net Assets.

At February 28, 2018, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year.

Market Liquidity Fund

At February 28, 2018, the cost of investment securities for tax purposes was $57,535,503,000. Net unrealized depreciation of investment securities for tax purposes was $7,331,000, consisting of unrealized gains of $1,661,000 on securities that had risen in value since their purchase and $8,992,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2018	August 31, 2017
	Shares	Shares
	(000)	(000)
Issued	2,948,193	5,874,811
Issued in Lieu of Cash Distributions	3,946	4,772
Redeemed	(2,912,681)	(5,787,793)
Net Increase (Decrease) in Shares Outstanding	39,458	91,790

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2018, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets (unaudited)
As of February 28, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (0.9%)
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt
Refining Project) VRDO	1.100%	3/7/18 LOC	6,000	6,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt
Refining Project) VRDO	1.100%	3/7/18 LOC	15,000	15,000
				21,000
Alaska (1.3%)
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.100%	3/7/18	9,645	9,645
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.100%	3/7/18	9,220	9,220
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.100%	3/7/18	11,235	11,235
				30,100
Arizona (1.2%)
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	1.140%	3/7/18	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	1.140%	3/7/18	4,000	4,000
Phoenix AZ Industrial Development Authority Revenue (Mayo Clinic) VRDO	1.060%	3/1/18	6,245	6,245
1 Scottsdale AZ Municipal Property Corp. Excise Tax Revenue TOB VRDO	1.190%	3/7/18	7,350	7,350
				26,585
California (0.8%)
1 California GO TOB VRDO	1.100%	3/7/18	5,300	5,300
California Health Facilities Financing Authority Revenue (Children's Hospital of Orange County)
VRDO	1.110%	3/7/18 LOC	12,400	12,400
				17,700
Colorado (4.5%)
Colorado General Fund Revenue	4.000%	6/27/18	10,000	10,090
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	1.120%	3/7/18	5,700	5,700
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	1.090%	3/7/18	18,230	18,230
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	1.090%	3/7/18	8,300	8,300
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	1.100%	3/7/18	7,840	7,840
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.100%	3/7/18	4,850	4,850
Colorado State Education Loan Program Revenue	4.000%	6/28/18	10,000	10,091
1 Denver CO Wastewater Management Division Department of Public Works Revenue TOB VRDO	1.100%	3/1/18	16,695	16,695
University of Colorado Hospital Authority Revenue VRDO	1.120%	3/7/18	20,000	20,000
				101,796
Connecticut (0.4%)
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	1.150%	3/7/18 LOC	9,200	9,200

District of Columbia (4.1%)
District of Columbia Revenue (MedStar Health, Inc.) VRDO	1.100%	3/1/18 LOC	1,300	1,300
District of Columbia Revenue (MedStar Health, Inc.) VRDO	1.110%	3/7/18 LOC	24,020	24,020
District of Columbia Revenue (The Pew Charitable Trust) VRDO	1.090%	3/7/18 LOC	23,280	23,280
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.120%	3/7/18	5,935	5,935
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.120%	3/7/18 (Prere.)	8,965	8,965
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	1.160%	3/1/18 LOC	28,980	28,980
				92,480
Florida (4.1%)
1 Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	1.120%	3/7/18	5,000	5,000
Jacksonville FL Electric Authority Electric System Revenue VRDO	1.100%	3/7/18	6,300	6,300
1 Jacksonville FL Special Revenue TOB VRDO	1.120%	3/7/18	3,900	3,900
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	1.120%	3/7/18	4,700	4,700
1 Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	1.140%	3/7/18 (Prere.)	11,405	11,405
Miami-Dade County FL Seaport Revenue VRDO	1.090%	3/7/18 LOC	18,000	18,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.240%	3/7/18 (4)	11,735	11,735
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	1.070%	3/7/18 LOC	10,800	10,800
1 Orange County FL School Board COP TOB VRDO	1.190%	3/7/18	3,750	3,750
1 Orange County FL School Board COP TOB VRDO	1.190%	3/7/18	7,500	7,500
Orlando FL Utility Commission Utility System Revenue VRDO	1.120%	3/7/18	6,100	6,100
Orlando FL Utility Commission Utility System Revenue VRDO	1.150%	3/7/18	4,600	4,600
				93,790
Georgia (1.6%)
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	1.120%	3/7/18	8,015	8,015
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	1.100%	3/7/18 LOC	7,100	7,100
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	1.120%	3/7/18 (Prere.)	17,615	17,615
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	1.120%	3/7/18	4,000	4,000
				36,730
Illinois (4.3%)
Illinois Development Finance Authority Revenue (Evanston Northwestern Healthcare Corp.) VRDO	1.100%	3/1/18	10,000	10,000
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	1.120%	3/7/18	19,800	19,800
Illinois Finance Authority Revenue (Bradley University) VRDO	1.090%	3/7/18 LOC	12,600	12,600
Illinois Finance Authority Revenue (Bradley University) VRDO	1.090%	3/7/18 LOC	10,000	10,000
Illinois Finance Authority Revenue (Illinois College) VRDO	1.080%	3/7/18 LOC	5,235	5,235
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.090%	3/1/18	6,100	6,100
Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	1.170%	3/1/18 LOC	24,200	24,200
Illinois Finance Authority Revenue (University of Chicago) VRDO	1.090%	3/7/18	8,434	8,434
				96,369
Indiana (1.4%)
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	1.230%	3/7/18 LOC	8,340	8,340
Indiana Finance Authority Revenue (DePauw University Project) VRDO	1.050%	3/7/18 LOC	17,000	17,000
Indiana Finance Authority Revenue (Duke Energy Project) VRDO	1.100%	3/1/18 LOC	5,825	5,825
				31,165
Iowa (0.3%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	1.090%	3/1/18 LOC	6,770	6,770

Louisiana (1.9%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	1.140%	3/1/18	21,000	21,000
East Baton Rouge Parish LA Pollution Control Revenue (Exxon Project) VRDO	1.140%	3/1/18	12,000	12,000
St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.110%	3/7/18 LOC	10,000	10,000
				43,000
Maine (0.3%)
1 Maine Health & Higher Educational Facilities Authority Revenue (Bowdoin College) TOB VRDO	1.120%	3/7/18	6,665	6,665

Maryland (1.5%)
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	1.120%	3/7/18 LOC	6,575	6,575
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	1.120%	3/7/18 LOC	22,700	22,700
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	1.130%	3/7/18	5,000	5,000
				34,275
Massachusetts (2.4%)
Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	1.090%	3/7/18 LOC	19,130	19,130
Massachusetts GO	2.000%	4/23/18	4,505	4,510
Massachusetts GO	2.000%	5/21/18	1,515	1,518
Massachusetts GO	2.000%	6/25/18	5,150	5,162
Massachusetts GO VRDO	1.100%	3/7/18	16,595	16,595
University of Massachusetts Building Authority Revenue VRDO	1.080%	3/7/18	7,725	7,725
				54,640
Michigan (1.1%)
1 Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.120%	3/7/18 LOC	15,700	15,700
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.100%	3/7/18	6,400	6,400
Oakland University of Michigan Revenue VRDO	1.100%	3/7/18 LOC	2,850	2,850
				24,950
Minnesota (0.4%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	1.120%	3/7/18 LOC	4,600	4,600

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota Higher Education Facilities Authority Revenue (Concordia University St. Paul) VRDO	1.110%	3/1/18 LOC	5,000	5,000
				9,600
Mississippi (2.2%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.110%	3/1/18	10,000	10,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.110%	3/1/18	9,070	9,070
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.150%	3/1/18	9,900	9,900
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.150%	3/1/18	6,900	6,900
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)
VRDO	1.080%	3/7/18	13,225	13,225
				49,095
Missouri (4.3%)
Curators of the University of Missouri System Facilities Revenue CP	1.170%	4/3/18	19,965	19,965
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	1.090%	3/1/18	25,355	25,355
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	1.100%	3/7/18	7,965	7,965
Missouri Health & Educational Facilities Authority Revenue (St. Louis University) VRDO	1.100%	3/1/18 LOC	12,955	12,955
1 North Kansas City MO School District GO TOB VRDO	1.100%	3/1/18	17,715	17,715
St. Joseph MO Industrial Development Authority Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	1.100%	3/1/18 LOC	12,480	12,480
				96,435
Multiple States (5.4%)
1 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.190%	3/7/18 LOC	25,000	25,000
1 Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.160%	3/7/18 LOC	15,000	15,000
1 Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.180%	3/7/18 LOC	20,000	20,000
1 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.190%	3/7/18	31,500	31,500
1 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.190%	3/7/18 LOC	31,500	31,500
				123,000
Nebraska (0.9%)
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	1.070%	3/7/18	11,795	11,795
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	1.070%	3/7/18	9,750	9,750
				21,545
Nevada (1.6%)
Clark County NV Airport Improvement Revenue VRDO	1.090%	3/7/18 LOC	6,040	6,040
Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	1.100%	3/7/18 LOC	14,900	14,900
Las Vegas Valley Water District Nevada GO CP	1.200%	5/14/18	15,000	14,997
				35,937
New Jersey (4.1%)
Delaware River & Bay Authority New Jersey Revenue VRDO	1.100%	3/7/18 LOC	3,000	3,000
1 New Jersey Economic Development Authority Revenue TOB VRDO	1.120%	3/7/18 LOC	10,000	10,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.050%	3/7/18 LOC	10,000	10,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	1.050%	3/7/18	5,585	5,585
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	1.090%	3/7/18	10,200	10,200
1 New Jersey TRAN TOB VRDO	1.120%	3/7/18 LOC	25,000	25,000
1 RBC MUNI PRODUCTS INC TRUST SER 2018-E117	1.160%	3/1/18 LOC	28,000	28,000
1 Rutgers State University New Jersey Revenue TOB VRDO	1.100%	3/7/18	1,000	1,000
				92,785
New York (17.7%)
1 Battery Park City Authority New York Revenue TOB VRDO	1.150%	3/1/18 LOC	32,175	32,175
Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project)
VRDO	1.120%	3/7/18 LOC	2,360	2,360
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	1.120%	3/7/18	6,300	6,300
New York City NY GO VRDO	1.100%	3/1/18	7,950	7,950
New York City NY GO VRDO	1.110%	3/1/18 LOC	3,800	3,800
New York City NY GO VRDO	1.110%	3/1/18	4,100	4,100
New York City NY GO VRDO	1.120%	3/1/18 LOC	9,100	9,100
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Elliot Chelsea
Development) VRDO	1.130%	3/7/18 LOC	21,525	21,525

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	1.080%	3/7/18 LOC	14,530	14,530
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	1.070%	3/7/18 LOC	22,600	22,600
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
Street) VRDO	1.070%	3/7/18 LOC	25,000	25,000
New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	1.070%	3/7/18 LOC	11,600	11,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.110%	3/1/18	1,000	1,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.110%	3/1/18	20,780	20,780
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.110%	3/1/18	2,700	2,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.130%	3/7/18	11,600	11,600
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.110%	3/7/18	12,800	12,800
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.100%	3/1/18	13,650	13,650
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.100%	3/1/18	10,750	10,750
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.110%	3/1/18	8,000	8,000
New York Metropolitan Transportation Authority Revenue VRDO	1.160%	3/1/18 LOC	8,850	8,850
New York Metropolitan Transportation Authority Revenue VRDO	1.090%	3/7/18 LOC	2,030	2,030
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)
VRDO	1.090%	3/7/18 LOC	6,485	6,485
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.080%	3/7/18 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.100%	3/7/18 LOC	19,190	19,190
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.070%	3/7/18	9,600	9,600
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.100%	3/7/18	10,000	10,000
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.160%	3/7/18 LOC	16,700	16,700
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.160%	3/7/18 LOC	24,200	24,200
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.160%	3/7/18 LOC	20,000	20,000
1 Port Authority of New York & New Jersey Revenue TOB VRDO	1.100%	3/7/18	8,290	8,290
1 Port Authority of New York & New Jersey Revenue TOB VRDO	1.110%	3/7/18	15,190	15,190
Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.170%	3/7/18 LOC	13,250	13,250
				401,105
Ohio (5.5%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	1.140%	3/1/18 LOC	31,380	31,380
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.090%	3/7/18	11,700	11,700
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.100%	3/7/18	4,150	4,150
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
VRDO	1.110%	3/7/18 LOC	5,700	5,700
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
VRDO	1.110%	3/7/18 LOC	14,275	14,275
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
VRDO	1.110%	3/7/18 LOC	5,170	5,170
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	1.090%	3/7/18 LOC	2,905	2,905
1 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	1.130%	3/7/18	4,500	4,500
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	1.090%	3/7/18 LOC	1,795	1,795
Ohio GO VRDO	1.200%	3/7/18	19,940	19,940
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	1.080%	3/1/18	6,300	6,300
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	1.120%	3/7/18 (Prere.)	10,400	10,400
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	1.150%	3/7/18	7,545	7,545
				125,760
Oregon (2.1%)
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System) VRDO	1.080%	3/7/18 LOC	14,635	14,635
Oregon Facilities Authority Revenue (PeaceHealth) VRDO	1.120%	3/7/18 LOC	17,200	17,200
Oregon GO	5.000%	9/28/18	15,000	15,314
				47,149
Pennsylvania (7.0%)
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon
University) VRDO	1.100%	3/1/18	9,000	9,000
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	1.140%	3/1/18 LOC	33,300	33,300
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	1.150%	3/1/18 LOC	20,600	20,600
Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel
Service Inc.) VRDO	1.060%	3/1/18	15,000	15,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	1.130%	3/7/18	14,900	14,900
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	1.130%	3/7/18	17,900	17,900
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	1.070%	3/7/18 LOC	16,485	16,485
Emmaus PA General Authority Revenue VRDO	1.080%	3/7/18 LOC	17,580	17,580
Haverford Township PA School District GO VRDO	1.090%	3/7/18 LOC	1,970	1,970
Montgomery County PA GO VRDO	1.100%	3/1/18	3,805	3,805
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.100%	3/1/18 LOC	7,725	7,725
				158,265
Rhode Island (0.9%)
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue (Rhode Island
School of Design) VRDO	1.080%	3/7/18 LOC	19,305	19,305

South Carolina (0.3%)
South Carolina Jobs Economic Development Authority Revenue (Heathwood Hall Episcopal
School) VRDO	1.120%	3/7/18 LOC	7,100	7,100

Tennessee (3.2%)
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.240%	3/1/18 LOC	17,115	17,115
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.240%	3/1/18 LOC	14,080	14,080
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	1.240%	3/1/18 LOC	23,315	23,315
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	1.240%	3/1/18 LOC	3,365	3,365
Shelby County TN GO VRDO	1.100%	3/7/18	14,600	14,600
				72,475
Texas (7.0%)
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	1.120%	3/7/18	10,905	10,905
Dallas TX Waterworks & Sewer System Revenue CP	1.130%	3/7/18	4,200	4,200
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	1.140%	3/1/18	19,300	19,300
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	1.140%	3/1/18	13,595	13,595
Houston TX Utility System Revenue VRDO	1.100%	3/7/18 LOC	9,950	9,950
1 Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.) TOB VRDO	1.120%	3/7/18 LOC	7,600	7,600
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	1.120%	3/7/18	5,000	5,000
San Antonio TX Water Revenue CP	1.060%	3/8/18	30,000	30,000
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
VRDO	1.080%	3/7/18	6,000	6,000
Texas TRAN	4.000%	8/30/18	50,625	51,307
				157,857
Utah (0.4%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	1.110%	3/1/18	9,300	9,300

Vermont (0.1%)
Vermont Housing Finance Agency Revenue VRDO	1.200%	3/7/18	2,650	2,650

Virginia (0.2%)
1 University of Virginia Revenue TOB VRDO	1.120%	3/7/18 (Prere.)	4,515	4,515

Washington (1.2%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	1.100%	3/7/18	20,195	20,195
1 King County WA Sewer Revenue TOB VRDO	1.120%	3/7/18	6,950	6,950
				27,145
West Virginia (0.2%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	1.150%	3/7/18 LOC	4,920	4,920

Wisconsin (2.8%)
Wisconsin GO (Extendible) CP	1.400%	7/23/18	15,295	15,290
Wisconsin GO (Extendible) CP	1.340%	10/20/18	15,294	15,297

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
TOB VRDO	1.120%	3/7/18	13,500	13,500
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	1.120%	3/1/18 LOC	18,265	18,265
				62,352
Total Investments (99.6%) (Cost $2,255,634)				2,255,510
				Amount
Other Assets and Liabilities (0.4%)				($000)
Other Assets
Receivables for Investment Securities Sold				5,125
Receivables for Accrued Income				4,480
Other Assets				20
Total Other Assets				9,625
Liabilities
Payables to Vanguard				(10)
Total Liabilities				(10)
Net Assets (100%)
				Amount
				($000)
Applicable to 22,651,058 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,265,125
Net Asset Value Per Share				$100.00

At February 28, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	2,265,215
Undistributed Net Investment Income	4
Accumulated Net Realized Gains	30
Unrealized Appreciation (Depreciation)	(124)
Net Assets	2,265,125

________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
•See Note A in Notes to Financial Statements.
1Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $623,860,000, representing 27.5% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 28, 2018
($000)
Investment Income
Income
Interest	11,916
Total Income	11,916
Expenses
The Vanguard Group—Note B
Management and Administrative	115
Total Expenses	115
Net Investment Income	11,801
Realized Net Gain (Loss) on Investment Securities Sold	3
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(125)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,679

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,801	18,579
Realized Net Gain (Loss)	3	27
Change in Unrealized Appreciation (Depreciation)	(125)	(36)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,679	18,570
Distributions
Net Investment Income	(11,802)	(18,578)
Realized Capital Gain	—	—
Total Distributions	(11,802)	(18,578)
Capital Share Transactions
Issued	581,328	1,592,798
Issued in Lieu of Cash Distributions	11,802	18,578
Redeemed	(784,127)	(2,265,563)
Net Increase (Decrease) from Capital Share Transactions	(190,997)	(654,187)
Total Increase (Decrease)	(191,120)	(654,195)
Net Assets
Beginning of Period	2,456,245	3,110,440
End of Period[1]	2,265,125	2,456,245
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,000 and $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2018	2017	2016[1]	2015[1]	2014[1]	2013[1]
Net Asset Value, Beginning of
Period	$100.01	$100.01	$100.00	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	.513	.718	.190	.040	.100	.100
Net Realized and Unrealized Gain
(Loss) on Investments	(.010)	—	.010	—	—	—
Total from Investment Operations	.503	.718	.200	.040	.100	.100
Distributions
Dividends from Net Investment
Income	(.513)	(.718)	(.190)	(.040)	(.100)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.513)	(.718)	(.190)	(.040)	(.100)	(.100)
Net Asset Value, End of Period	$100.00	$100.01	$100.01	$100.00	$100.00	$100.00

Total Return	0.50%	0.72%	0.20%	0.04%	0.06%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,265	$2,456	$3,110	$3,197	$4,247	$3,989
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	1.03%	0.72%	0.19%	0.04%	0.06%	0.13%
The expense ratio and net investment income ratio for the current period have been annualized.
1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations to enhance the stability and resilience of all money market funds, and the compliance dates for these amendments range from July 2015 to October 2016. The board of trustees, in accordance with the best interest of the shareholders, approved a number of changes in response to these amendments, and has designated the fund as an institutional money market fund. As a result, the fund is required to transact at a market-based net asset value per share (NAV) calculated to four decimal places or an equivalent value. In addition, the fund is subject to liquidity fees and redemption gates (temporary suspension of redemptions) in certain circumstances. The fund began transacting at a market-based NAV as of the close of business on August 12, 2016, and simultaneously underwent a 1-for-100 reverse share split whereby each shareholder of record received 1 share for every 100 shares held on that date.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2014-2017), and for the period ended February 28, 2018, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Municipal Cash Management Fund

The fund had no borrowings outstanding at February 28, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Net Assets.

At February 28, 2018, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2018, the cost of investment securities for tax purposes was $2,255,634,000. Net unrealized depreciation of investment securities for tax purposes was $124,000, consisting of unrealized gains of $7,000 on securities that had risen in value since their purchase and $131,000 in unrealized losses on securities that had fallen in value since their purchase.

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2018, such purchases and sales were $451,665,000 and $229,445,000, respectively.

Municipal Cash Management Fund

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	February 28, 2018	August 31, 2017
	Shares	Shares
	(000)	(000)
Issued	5,813	15,927
Issued in Lieu of Cash Distributions	118	186
Redeemed	(7,841)	(22,655)
Net Increase (Decrease) in Shares Outstanding	(1,910)	(6,542)

At February 28, 2018, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 89% of the fund's net assets.

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2018, that would require recognition or disclosure in these financial statements.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value Ending Account Value		Expenses Paid
	August 31, 2017	February 28, 2018	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,006.53	$0.02
Municipal Cash Management	$1,000.00	$1,005.04	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.77	$0.03
Municipal Cash Management	$1,000.00	$1,024.74	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%.
The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).5

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

© 2018 The Vanguard Group, Inc.
CMT2 042018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018
VANGUARD CMT FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number
33-32216, Incorporated by Reference.